Business combination - Summary of the fair values of the major categories (Detail) (Parenthetical) - QSONE Company Limited [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Mar. 30, 2023
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		50.00%
Other Non Operating Income [member]
Disclosure of detailed information about business combination [line items]
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	₩ 184,556